New Accounting Standards and Interpretations Issued and Not Yet Adopted	12 Months Ended
Mar. 31, 2020
New accounting standards and interpretations issued and not yet adopted [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations
5.	New Accounting Standards and Interpretations Issued and Not Yet Adopted
Of the new or amendments to IFRS standards that have been issued but are not effective as of the date of the approval of the consolidated financial statements of the NEC Group, none is expected to have material effects on the NEC Group’s
financial position or results of operations.